Supplement to the
Fidelity Advisor
Focus Funds®
Class A, Class T, Class B, and Class C
September 29, 2003
Prospectus

The following information replaces the biographical information for Samuel Peters found in the "Fund Management" section on page 32.

James Morrow is manager of Advisor Electronics Fund, which he has managed since February 2004. Since joining Fidelity Investments in 1998, Mr. Morrow has worked as a research analyst and manager.

The following information replaces the biographical information for Steve Calhoun found in the "Fund Management" section on page 32.

Samuel Peters is manager of Advisor Healthcare Fund, which he has managed since February 2004. Mr. Peters also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Peters has worked as a research analyst and manager.

The following information replaces the biographical information for Christian Zann found in the "Fund Management" section on page 32.

Joshua Spencer is manager for Advisor Consumer Industries Fund, which he has managed since January 2004. Mr. Spencer joined Fidelity Investments as a research analyst in 2000, after receiving an MBA from the University of Chicago. Previously, Mr. Spencer was a senior associate with ICF Kaiser Consulting Group, a consulting and engineering firm in Fairfax, Virginia from, 1996 to 1998.

AFOC-04-02 February 10, 2004
1.480125.133

Supplement to the
Fidelity Advisor
Focus Funds®
Institutional Class
September 29, 2003
Prospectus

The following information replaces the biographical information for Samuel Peters found in the "Fund Management" section on page 29.

James Morrow is manager of Advisor Electronics Fund, which he has managed since February 2004. Since joining Fidelity Investments in 1998, Mr. Morrow has worked as a research analyst and manager.

The following information replaces the biographical information for Steve Calhoun found in the "Fund Management" section on page 29.

Samuel Peters is manager of Advisor Healthcare Fund, which he has managed since February 2004. Mr. Peters also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Peters has worked as a research analyst and manager.

The following information replaces the biographical information for Christian Zann found in the "Fund Management" section on page 29.

Joshua Spencer is manager for Advisor Consumer Industries Fund, which he has managed since January 2004. Mr. Spencer joined Fidelity Investments as a research analyst in 2000, after receiving an MBA from the University of Chicago. Previously, Mr. Spencer was a senior associate with ICF Kaiser Consulting Group, a consulting and engineering firm in Fairfax, Virginia from, 1996 to 1998.

AFOCI-04-02 February 10, 2004
1.479771.129